Leases - Summary of Total Cash Outflow for Leases Included in Statement of Cash Flows (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Presentation of leases for lessee [abstract]
Total cash outflow for leases	¥ 5,252	¥ 5,463	¥ 2,672